PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		304	300
Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		117	98
Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			300
Model			ER
Total fleet		16	17
Boeing 767 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet
Boeing 767 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			300
Model			F
Total fleet	[1]	13	12
Boeing 767 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		1	1
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			300
Model			ER
Total fleet		10	10
Boeing 777 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6	6
Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			800
Total fleet		10	10
Boeing 787 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6	4
Boeing 787 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			900
Total fleet		17	12
Boeing 787 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		15	10
Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			100
Total fleet		44	44
Airbus A319 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		7	7
Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			200
Total fleet	[2]	133	134
Airbus A320 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		39	38
Airbus A320 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			NEO
Total fleet		12	12
Airbus A320 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		12	6
Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			200
Total fleet		49	38
Airbus A321 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		31	19
Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft			900
Total fleet			11
Airbus A350 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet			7
Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		187	202
Property, plant and equipment [Member] | Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		16	17
Property, plant and equipment [Member] | Boeing 767 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet	[1]	12	11
Property, plant and equipment [Member] | Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4	4
Property, plant and equipment [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4	6
Property, plant and equipment [Member] | Boeing 787 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		2	2
Property, plant and equipment [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		37	37
Property, plant and equipment [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		94	96	[2]
Property, plant and equipment [Member] | Airbus A320 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet			6
Property, plant and equipment [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		18	19
Property, plant and equipment [Member] | Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet			4

[1]	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.
[2]	Two aircraft leased to Sundair.